Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net cash provided by operating activities	$ 549	$ 442	$ 973	$ 1,206	$ 818
Investing activities:
Capital expenditures, net	(57)	(75)	(211)	(246)	(259)
Expenditures for cable and satellite television distribution rights, net	(8)	(26)	(58)	(2)	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received			0	(95)	0
Decrease in restricted cash			1	2	1
Changes in other noncurrent assets	0	1	(2)	(3)	4
Intercompany investing activities	0	0	0	0	0
Net cash used in investing activities	(65)	(100)	(270)	(344)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(1,419)	(1,695)	(2,387)	(1,246)	(837)
Principal borrowings of debt from senior secured credit facility	554	1,053	1,674	1,717	465
Proceeds from issuance of senior secured notes, net of original issue discount	999	1,050	1,050	500	0
Payment of debt origination fees	(12)	(16)	(16)	(7)	0
Payment of bond premium fees	0	(46)	(46)	0	0
Other financing activities	(4)	7	12	20	0
Dividends paid to Liberty	(480)	(765)	(1,005)	(1,817)	(205)
Dividends paid to noncontrolling interest	(25)	(25)	(45)	(29)	(50)
Net short-term intercompany debt borrowings (repayments)	0	0	0	0	0
Intercompany financing activities	0	0	0	0	0
Net cash used in financing activities	(387)	(437)	(763)	(862)	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	(6)	(29)	(23)	(20)	4
Net increase (decrease) in cash and cash equivalents	91	(124)	(83)	(20)	(61)
Cash and cash equivalents, beginning of period	457	540	540	560	621
Cash and cash equivalents, end of period	548	416	457	540	560
Parent company
Operating activities:
Net cash provided by operating activities	217	275	379	462	225
Investing activities:
Capital expenditures, net	(74)	(33)	(106)	(76)	(83)
Expenditures for cable and satellite television distribution rights, net	0	0	0	0	0
Cash paid for joint ventures and acquisitions of businesses, net of cash received				0
Decrease in restricted cash			2	2	1
Changes in other noncurrent assets		4	(1)	(3)	5
Intercompany investing activities	114	258	368	443	348
Net cash used in investing activities	40	229	263	366	271
Financing activities:
Principal payments of debt and capital lease obligations	(1,414)	(1,690)	(2,375)	(1,237)	(825)
Principal borrowings of debt from senior secured credit facility	554	1,053	1,674	1,717	465
Proceeds from issuance of senior secured notes, net of original issue discount	999	1,050	1,050	500
Payment of debt origination fees	(12)	(16)	(16)	(7)
Payment of bond premium fees		(46)	(46)
Other financing activities	(4)	7	12	20
Dividends paid to Liberty	(480)	(765)	(1,005)	(1,817)	(205)
Dividends paid to noncontrolling interest	0	0	0	0	0
Net short-term intercompany debt borrowings (repayments)	65	(21)	190	214	104
Intercompany financing activities	(25)	(143)	(123)	(146)	(76)
Net cash used in financing activities	(317)	(571)	(639)	(756)	(537)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(60)	(67)	3	72	(41)
Cash and cash equivalents, beginning of period	78	75	75	3	44
Cash and cash equivalents, end of period	18	8	78	75	3
Guarantor subsidiaries
Operating activities:
Net cash provided by operating activities	172	115	389	412	380
Investing activities:
Capital expenditures, net	(1)	0	(8)	(5)	(8)
Expenditures for cable and satellite television distribution rights, net	(8)	(25)	(56)	(1)	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received				0
Decrease in restricted cash			0	0	0
Changes in other noncurrent assets		0	0	0	0
Intercompany investing activities	27	149	277	265	190
Net cash used in investing activities	18	124	213	259	180
Financing activities:
Principal payments of debt and capital lease obligations	0	0	0	0	0
Principal borrowings of debt from senior secured credit facility	0	0	0	0	0
Proceeds from issuance of senior secured notes, net of original issue discount	0	0	0	0
Payment of debt origination fees	0	0	0	0
Payment of bond premium fees		0	0
Other financing activities	0	0	0	0
Dividends paid to Liberty	0	0	0	0	0
Dividends paid to noncontrolling interest	0	0	0	0	0
Net short-term intercompany debt borrowings (repayments)	65	86	(63)	(59)	2
Intercompany financing activities	(226)	(326)	(571)	(670)	(499)
Net cash used in financing activities	(161)	(240)	(634)	(729)	(497)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	29	(1)	(32)	(58)	63
Cash and cash equivalents, beginning of period	133	165	165	223	160
Cash and cash equivalents, end of period	162	164	133	165	223
Non-guarantor subsidiaries
Operating activities:
Net cash provided by operating activities	160	52	205	332	213
Investing activities:
Capital expenditures, net	38	(42)	(97)	(165)	(168)
Expenditures for cable and satellite television distribution rights, net	0	(1)	(2)	(1)	0
Cash paid for joint ventures and acquisitions of businesses, net of cash received				(95)
Decrease in restricted cash			(1)	0	0
Changes in other noncurrent assets		(3)	(1)	0	(1)
Intercompany investing activities	0	0	0	0	0
Net cash used in investing activities	38	(46)	(101)	(261)	(169)
Financing activities:
Principal payments of debt and capital lease obligations	(5)	(5)	(12)	(9)	(12)
Principal borrowings of debt from senior secured credit facility	0	0	0	0	0
Proceeds from issuance of senior secured notes, net of original issue discount	0	0	0	0
Payment of debt origination fees	0	0	0	0
Payment of bond premium fees		0	0
Other financing activities	0	0	0	0
Dividends paid to Liberty	0	0	0	0	0
Dividends paid to noncontrolling interest	(25)	(25)	(45)	(29)	(50)
Net short-term intercompany debt borrowings (repayments)	(130)	(65)	(127)	(155)	(106)
Intercompany financing activities	90	62	49	108	37
Net cash used in financing activities	(70)	(33)	(135)	(85)	(131)
Effect of foreign exchange rate changes on cash and cash equivalents	(6)	(29)	(23)	(20)	4
Net increase (decrease) in cash and cash equivalents	122	(56)	(54)	(34)	(83)
Cash and cash equivalents, beginning of period	246	300	300	334	417
Cash and cash equivalents, end of period	368	244	246	300	334
Eliminations
Operating activities:
Net cash provided by operating activities	0	0	0	0	0
Investing activities:
Capital expenditures, net	(20)	0	0	0	0
Expenditures for cable and satellite television distribution rights, net	0	0	0	0	0
Cash paid for joint ventures and acquisitions of businesses, net of cash received				0
Decrease in restricted cash			0	0	0
Changes in other noncurrent assets		0	0	0	0
Intercompany investing activities	(141)	(407)	(645)	(708)	(538)
Net cash used in investing activities	(161)	(407)	(645)	(708)	(538)
Financing activities:
Principal payments of debt and capital lease obligations	0	0	0	0	0
Principal borrowings of debt from senior secured credit facility	0	0	0	0	0
Proceeds from issuance of senior secured notes, net of original issue discount	0	0	0	0
Payment of debt origination fees	0	0	0	0
Payment of bond premium fees		0	0
Other financing activities	0	0	0	0
Dividends paid to Liberty	0	0	0	0	0
Dividends paid to noncontrolling interest	0	0	0	0	0
Net short-term intercompany debt borrowings (repayments)	0	0	0	0	0
Intercompany financing activities	161	407	645	708	538
Net cash used in financing activities	161	407	645	708	538
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0	$ 0	$ 0